Organization and Principal Activities - Summary of Principal Subsidiaries and VIEs (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2020
ECMOHO (Hong Kong) Health Technology Limited (“ECMOHO HK”)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Jun. 27, 2018
Place of incorporation		Hong Kong
Percentage of direct or indirect ownership	100.00%	100.00%
Principle activities		Investment holding
Shanghai ECMOHO Health Biotechnology Co. Limited (“ECMOHO Shanghai”)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Dec. 23, 2011
Place of incorporation		PRC
Percentage of direct or indirect ownership		100.00%
Principle activities		Product sales and services
Jianyikang Health Technology (Shanghai) Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		May 21, 2018
Place of incorporation		PRC
Percentage of direct or indirect ownership		100.00%
Principle activities		Product sales
Ecmoho (Hong Kong) Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Apr. 01, 2015
Place of incorporation		Hong Kong
Percentage of direct or indirect ownership		100.00%
Principle activities		Product sales and services
Import It Corp.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Sep. 04, 2012
Place of incorporation		BVI
Percentage of direct or indirect ownership		100.00%
Principle activities		Product sales and services
Shanghai Tonggou Information Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		May 20, 2013
Place of incorporation		PRC
Percentage of direct or indirect ownership		100.00%
Principle activities		Product sales and services
Yijiasancan (Shanghai) E-commerce Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Aug. 21, 2013
Place of incorporation		PRC
Percentage of direct or indirect ownership		100.00%
Principle activities		Product sales and services
Shanghai Hengshoutang Health Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Apr. 11, 2016
Date of divested		Oct. 31, 2020
Place of incorporation		PRC
Percentage of direct or indirect ownership		70.00%
Principle activities		Product sales
Shanghai ECMOHO Health Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		May 05, 2015
Place of incorporation		PRC
Percentage of direct or indirect ownership		100.00%
Principle activities		Product sales
ECMOHO Co., Ltd. (Korea)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Aug. 27, 2018
Place of incorporation		Korea
Percentage of direct or indirect ownership		100.00%
Principle activities		Product sales
Yi Ling (Shanghai) Information Technology Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Aug. 30, 2018
Place of incorporation		PRC
Percentage of direct or indirect ownership		100.00%
Principle activities		Intercompany services
Xianggui (Shanghai) Biotechnology Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Sep. 28, 2018
Date of divested		Apr. 30, 2020
Place of incorporation		PRC
Percentage of direct or indirect ownership		60.00%
Principle activities		Product sales and services
Shanghai Juyi Information Technology Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Oct. 15, 2018
Place of incorporation		PRC
Percentage of direct or indirect ownership		100.00%
Principle activities		Product sales and services
Yipinda (Shanghai) Health Technology Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Feb. 27, 2019
Place of incorporation		PRC
Percentage of direct or indirect ownership		100.00%
Principle activities		Product sales
ECMOHO Co., Ltd. (Japan)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Jul. 15, 2016
Place of incorporation		Japan
Percentage of direct or indirect ownership		100.00%
Principle activities		Inactive
Ecmoho USA Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Oct. 26, 2017
Place of incorporation		USA
Percentage of direct or indirect ownership		100.00%
Principle activities		Inactive
Shanghai Yiheng Yimei Biotechnology Co., Ltd. (Yimei Biotech)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Sep. 22, 2020
Place of incorporation		PRC
Percentage of direct or indirect ownership		51.00%
Principle activities		Startup
Shanghai Kailing Health Technology Co., Ltd. (Kailing)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Mar. 05, 2020
Place of incorporation		PRC
Percentage of direct or indirect ownership		51.00%
Principle activities		Product sales
Shanghai Ranyao Digital Media Technology Co., Ltd. (Ranyao)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Sep. 30, 2020
Place of incorporation		PRC
Percentage of direct or indirect ownership		51.00%
Principle activities		Startup
Guangzhou ECMOHO Health Technology Co., Limited (Guangzhou Yiheng)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Aug. 14, 2020
Place of incorporation		PRC
Percentage of direct or indirect ownership		51.00%
Principle activities		Startup
Shanghai Hengcang Supply Chain Management Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Aug. 01, 2018
Place of incorporation		PRC
Percentage of direct or indirect ownership		100.00%
Principle activities		Warehousing Service
Zhengzhou ECMOHO Health Technology Co., Ltd.
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Jul. 06, 2015
Place of incorporation		PRC
Percentage of direct or indirect ownership		100.00%
Principle activities		Inactive
ECMOHO (Hong Kong) Development Limited (“ECMOHO Development”)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Dec. 28, 2020
Place of incorporation		Hong Kong
Percentage of direct or indirect ownership		100.00%
Principle activities		Startup
ECMOHO (Hong Kong) Information Management Limited (“ECMOHO Information Management”)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment		Dec. 28, 2020
Place of incorporation		Hong Kong
Percentage of direct or indirect ownership		100.00%
Principle activities		Startup
Shanghai Yibo Medical Device Co., Ltd (“Yibo or Yibo VIE”)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment, VIE		Apr. 21, 2017
Place of incorporation, VIE		PRC
Percentage of direct or indirect ownership, VIE		100.00%
Principle activities, VIE		Operates the Company’s own online e-commerce platform
Yang Infinity Shanghai Biotechnology Co., Limited (“Yang or Yang VIE”)
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment, VIE		Nov. 15, 2018
Date of disposed, VIE		Apr. 30, 2020
Place of incorporation, VIE		PRC
Percentage of direct or indirect ownership, VIE		60.00%
Principle activities, VIE		Product sales
Yinchuan Xianggui Internet Hospital Co., Ltd
Subsidiary Or Equity Method Investee [Line Items]
Date of establishment, VIE		May 17, 2019
Date of disposed, VIE		Apr. 30, 2020
Place of incorporation, VIE		PRC
Percentage of direct or indirect ownership, VIE		60.00%
Principle activities, VIE		Product sales
Qinghai Hengshoutang Plateau Medicine Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of divested		Oct. 31, 2020
Date of acquisition		Mar. 21, 2017
Place of incorporation		PRC
Percentage of direct or indirect ownership		70.00%
Principle activities		Product sales
Shanghai Jieshi Technology Co.,Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of disposed		Jul. 31, 2020
Date of acquisition		Dec. 16, 2016
Place of incorporation		PRC
Percentage of direct or indirect ownership		100.00%
Principle activities		Product sales
Hangzhou Duoduo Supply Chain Management Co., Limited
Subsidiary Or Equity Method Investee [Line Items]
Date of acquisition		Apr. 25, 2017
Place of incorporation		PRC
Percentage of direct or indirect ownership		100.00%
Principle activities		Bonded area warehousing